Discontinued operations - Disposal of YV Live business and Huya assets, liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Total current assets	¥ 342,743	$ 52,528	¥ 10,759,557
Non-current assets
Total non-current assets	166,382	25,499	935,721
Current liabilities
Total current liabilities	1,168,667	179,106	3,626,622
Non-current liabilities
Total non-current liabilities	28,807	$ 4,415	293,233
Held for sale | YY Live
Current assets
Cash and cash equivalents	206,191		69,722
Short-term investments			70,327
Accounts receivable, net	101,004		6,854
Prepayments and other current assets	35,548		31,641
Total current assets	342,743		178,544
Non-current assets
Deferred tax assets	34,180		14,708
Property and equipment, net	59,900		80,590
Intangible assets, net	48,042		52,519
Other non-current assets	24,260		13,174
Total non-current assets	166,382		160,991
Total assets	509,125		339,535
Current liabilities
Deferred revenue	326,702		355,549
Advances from customers	80,761		91,222
Income taxes payable	21,014		3,459
Accrued liabilities and other current liabilities	740,190		729,715
Total current liabilities	1,168,667		1,179,945
Non-current liabilities
Deferred revenue	28,807		58,210
Total non-current liabilities	¥ 28,807		58,210
Held for sale | Huya
Current assets
Cash and cash equivalents			1,113,193
Restricted cash and cash equivalents			1,392
Short-term deposits			6,743,445
Short-term investments			2,219,531
Accounts receivable, net			86,822
Amounts due from related parties			15,553
Prepayments and other current assets			401,077
Total current assets			10,581,013
Non-current assets
Deferred tax assets			45,816
Investments			379,424
Property and equipment, net			96,686
Intangible assets, net			45,085
Right-of-use assets, net			102,824
Other non-current assets			104,895
Total non-current assets			774,730
Total assets			11,355,743
Current liabilities
Accounts payable			3,725
Deferred revenue			795,005
Advances from customers			50,961
Income taxes payable			26,051
Accrued liabilities and other current liabilities			1,522,697
Amounts due to related parties			16,360
Lease liabilities due within one year			31,878
Total current liabilities			2,446,677
Non-current liabilities
Deferred revenue			164,913
Lease liabilities			70,110
Total non-current liabilities			¥ 235,023